Consolidated Statements of Income - CAD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 17,107	$ 14,477		$ 13,819
Operating expenses
Labor and fringe benefits	2,935	2,879		2,723
Purchased services and material	2,191	2,082		2,152
Fuel	2,518	1,513		1,152
Depreciation and amortization	1,729	1,598		1,589
Equipment rents	338	336		432
Casualty and other	556	506		508
Loss (recovery) on assets held for sale	0	(137)		486
Transaction-related costs	0	84		0
Total operating expenses	10,267	8,861		9,042
Operating income	6,840	5,616		4,777
Interest expense	(548)	(610)		(554)
Other components of net periodic benefit income	498	407	[1]	292	[1]
Merger termination fee	0	886		0
Other income (loss)	(27)	43		6
Income before income taxes	6,763	6,342	[1]	4,521	[1]
Income tax expense	(1,645)	(1,443)	[1]	(976)	[1]
Net income	$ 5,118	$ 4,899	[1]	$ 3,545	[2]
Earnings per share
Basic (in dollars per share)	$ 7.46	$ 6.91	[1]	$ 4.98	[1]
Diluted (in dollars per share)	$ 7.44	$ 6.90	[1]	$ 4.97	[1]
Weighted-average number of shares
Basic (in shares)	686.4	708.5		711.3
Diluted (in shares)	688.3	710.3		713.0

[1]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.
[2]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.